Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2019
Investments Accounted For Using Equity Method [Abstract]
Summary of Investments Accounted for Using Equity Method
	As at December 31,
	2018 RMB’million	2019 RMB’million
Investments in associates	190	422
Investments in joint ventures	46	67
	236	489

Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	13	12	(9)
Joint ventures	(9)	(13)	(9)
	4	(1)	(18)

Summary of Movement of Investments in Associates and Joint Ventures

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	378	236
Additions (note i)	99	333
Business combination	3	-
Share of losses	(1)	(18)
Share of other comprehensive losses	-	(1)
Disposal	(50)	(1)
Step acquisition accounted for as business combination under common control (Note 26)	(184)	-
Other step acquisition	(14)	-
Impairment provision (note ii)	(2)	(43)
Currency translation differences	7	3
Dividend received	-	(20)
At December 31	236	489

Notes:

(i)	During the year ended December 31, 2019, the Group invested in several companies in various sectors in music industry for a minority stake.
(ii)

Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments maybe impaired, including but not limited to financial position, business performance and market capitalization. During the year ended December 31, 2019, the impairment losses mainly resulted from revisions of financial business outlook of the associates and changes in the market environment of the underlying business.